UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  3/31

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2011 (Unaudited)

DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 88.1%
Massachusetts 81.2%
Boston, MA, General Obligation, Series A, 4.75%, 4/1/2029	3,900,000	4,105,062
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035 *	1,895,000	1,329,305
AMT, 8.0%, 9/1/2035 *	960,000	336,509
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	2,771,925
Boston, MA, Water & Sewer Commission Revenue:
Series A, 5.0%, 11/1/2025	2,000,000	2,213,640
Series A, 5.0%, 11/1/2030	1,270,000	1,370,889
Braintree, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/15/2026 (a)	7,645,000	8,331,903
5.0%, 5/15/2027	2,295,000	2,483,259
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	730,000	855,436
Massachusetts, Airport Revenue, USAir Private Jet, Series A, AMT, 5.75%, 9/1/2016, INS: NATL	1,000,000	948,100
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,454,350
Series A, 5.25%, 7/1/2034	1,700,000	1,787,839
Series C, 6.1%, 3/1/2012	500,000	545,940
Series C, ETM, 6.1%, 3/1/2013	530,000	578,696
Series B, 6.2%, 3/1/2016	3,100,000	3,477,952
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	9,935,288
Series A-1, 0.06% ***, 7/1/2021, SPA: JPMorgan Chase Bank	1,000,000	1,000,000
Series C, ETM, 5.0%, 7/1/2015	190,000	220,518
Series C, ETM, 5.0%, 7/1/2016	75,000	88,859
Series B, 5.0%, 7/1/2035	3,970,000	4,105,218
Series A, 5.25%, 7/1/2021	2,000,000	2,380,660
Series C, ETM, 5.5%, 7/1/2017	165,000	203,231
Massachusetts, Health & Educational Facilities Authority, Boston College, Series N, 5.25%, 6/1/2017	1,000,000	1,068,400
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts, ETM, 6.875%, 5/1/2014	1,300,000	1,433,341
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	2,999,070
Series F, 5.75%, 7/1/2033	2,000,000	2,005,000
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015, GTY: Harvard Pilgrim Health Care	2,800,000	3,116,932
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, ETM, 6.25%, 7/1/2012, INS: AMBAC	865,000	880,241
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional, Series C, 5.75%, 7/15/2013	640,000	641,318
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018*	695,000	311,012
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032	3,000,000	3,002,910
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,605,000	3,194,463
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	4,649,800
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	3,000,000	2,873,370
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016, INS: FGIC, NATL	2,600,000	3,103,932
Massachusetts, State College Building Authority Project Revenue:
Series A, 5.0%, 5/1/2031, INS: AMBAC	2,630,000	2,707,716
Series A, 5.5%, 5/1/2039	5,730,000	6,032,945
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	14,604,192
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series B, 5.0%, 1/1/2035	4,500,000	4,617,540
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2028	2,250,000	2,290,815
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2022	1,500,000	1,643,820
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,052,160
Series R-1, 5.0%, 7/1/2031	3,000,000	3,122,430
Massachusetts, State Development Finance Agency Revenue, Boston University, Series V-1, 5.0%, 10/1/2029	3,400,000	3,493,466
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	502,135
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,603,710
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.5%, 11/15/2022	1,750,000	1,049,650
Massachusetts, State Development Finance Agency Revenue, Resource Recovery, SEMASS System:
Series A, 5.625%, 1/1/2014, INS: NATL	5,000,000	5,108,050
Series A, 5.625%, 1/1/2015, INS: NATL	4,000,000	4,085,440
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, 5.75%, 12/1/2042	1,000,000	1,109,210
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	8,267,528
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2040	3,500,000	3,470,565
5.0%, 9/1/2045	2,000,000	1,925,440
Massachusetts, State General Obligation:
Series A, 0.643% **, 11/1/2018	5,000,000	4,544,500
Series A, 5.0%, 3/1/2034	5,000,000	5,191,550
Series D, 5.5%, 11/1/2019	4,325,000	5,257,946
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series J-1, 0.03% ***, 11/1/2035	1,600,000	1,600,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	3,385,000	3,566,605
Series A, 5.0%, 10/1/2037	9,860,000	9,606,105
Massachusetts, State Health & Educational Facilities Authority Revenue, Berkshire Health System, Series E, 6.25%, 10/1/2031	2,000,000	2,001,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.25%, 7/1/2038	650,000	553,781
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, 5.125%, 7/1/2033	3,245,000	3,024,243
Series E-1, 5.125%, 7/1/2038	1,500,000	1,360,815
Series B-2, 5.375%, 2/1/2026, INS: NATL	695,000	702,506
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,560,000	1,654,084
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039, GTY: The Children's Medical Center	5,500,000	5,593,335
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,098,520
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,294,429
5.375%, 7/1/2025	1,285,000	1,393,081
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, 5.0%, 5/1/2029	1,500,000	1,546,470
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/2039, INS: AGC	2,500,000	2,515,400
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series A, 5.0%, 7/1/2038	1,965,000	2,030,277
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,219,600
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems:
5.0%, 7/1/2022	1,000,000	1,092,960
Series G-5, 5.0%, 7/1/2022	1,400,000	1,510,446
Series J1, 5.0%, 7/1/2034	10,000,000	10,078,700
Series C, 5.75%, 7/1/2032	300,000	302,904
Massachusetts, State Health & Educational Facilities Authority Revenue, Sterling & Francine Clark Art Institute, Series B, 5.0%, 7/1/2030	1,500,000	1,607,190
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	10,000,000	9,802,300
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
5.375%, 8/15/2038	3,000,000	3,170,520
Series M, 5.5%, 2/15/2027	1,705,000	1,990,178
Series M, 5.5%, 2/15/2028	3,000,000	3,488,670
Massachusetts, State Health & Educational Facilities Authority Revenue, UMass Worcester:
Series B, 5.25%, 10/1/2013, INS: FGIC, NATL	280,000	282,817
Series B, Prerefunded, 5.25%, 10/1/2013, INS: FGIC	220,000	222,735
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,538,820
Series B, 5.0%, 7/1/2034	1,350,000	1,384,938
Series B, 5.0%, 7/1/2040	8,500,000	8,626,225
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014, INS: AMBAC	1,000,000	971,870
Series A, AMT, 5.5%, 1/1/2017, INS: AMBAC	4,000,000	3,740,200
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	5,000,000	4,615,950
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, 5.0%, 8/15/2021, INS: AGMC	4,500,000	4,886,280
Series A, 5.0%, 8/15/2024, INS: AMBAC	7,800,000	8,484,528
Series A, 5.0%, 8/15/2037, INS: AMBAC	5,000,000	5,114,800
Massachusetts, State Water Pollution Abatement Trust:
Series 13, 5.0%, 8/1/2025	5,000,000	5,444,650
Series 13, 5.0%, 8/1/2026	5,000,000	5,420,600
Series 2, 5.7%, 2/1/2015	35,000	35,153
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019 (a)	4,000,000	5,047,200
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	131,100
Series 11, 5.0%, 8/1/2020	100,000	112,139
Series 6, 5.625%, 8/1/2015	120,000	120,534
Massachusetts, State Water Resources Authority:
Series B, 5.0%, 8/1/2036	3,500,000	3,644,830
Series A, 5.0%, 8/1/2039	5,115,000	5,284,818
Series B, 5.0%, 8/1/2039	7,500,000	7,749,000
Series C, 5.25%, 12/1/2015	1,570,000	1,740,533
Series C, ETM, 5.25%, 12/1/2015 (a)	2,460,000	2,731,215
Series A, 5.25%, 8/1/2026, INS: NATL	1,950,000	2,129,400
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	5,821,934
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015, INS: FGIC, NATL	6,050,000	6,707,151
Series A, ETM, 6.5%, 7/15/2019	3,110,000	3,783,066
Narragansett, MA, School District General Obligation, Regional School District, 6.5%, 6/1/2012, INS: AMBAC	1,145,000	1,156,484
Plymouth, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/1/2029	1,660,000	1,793,099
5.0%, 5/1/2030	1,595,000	1,712,153
Springfield, MA, Water & Sewer Commission Revenue, Series B, 5.0%, 11/15/2030, INS: AGC	5,000,000	5,293,200
University of Massachusetts, Building Authority Project Revenue, Series 2009-1, 5.0%, 5/1/2034	4,000,000	4,110,640
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020, INS: AMBAC	11,380,000	12,200,839

		364,328,197
Guam 1.7%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, 5.625%, 12/1/2029	3,920,000	3,913,101
Series A, 5.75%, 12/1/2034	3,725,000	3,710,547

		7,623,648
Puerto Rico 5.0%
Commonwealth of Puerto Rico, General Obligation, Public Improvement, 5.5%, 7/1/2015, INS: AGMC	2,500,000	2,776,525
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue, Series Y, 6.25%, 7/1/2014	145,000	160,329
Puerto Rico, Electric Power Authority Revenue:
Series XX, 5.25%, 7/1/2040	5,585,000	5,360,315
Series WW, 5.375%, 7/1/2024	5,000,000	5,148,300
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	1,825,000	1,805,345
Series A, 6.0%, 8/1/2042	2,500,000	2,608,725
Series A, 6.5%, 8/1/2044	2,500,000	2,698,500
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	2,570,000	1,746,623

		22,304,662
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2025	1,000,000	987,390

Total Municipal Bonds and Notes (Cost $385,617,696)		395,243,897
Municipal Inverse Floating Rate Notes (b) 23.9%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (c)	10,000,000	11,511,200
Trust: Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series 2008-1111, 144A, 9.79%, 7/1/2028, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (c)	5,000,000	5,445,600
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.01%, 2/1/2034, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (c)	10,000,000	10,812,250
Massachusetts, State General Obligation, Series C, 5.25%, 8/1/2023, INS: AGMC (c)	5,000,000	5,406,125
Trust: Massachusetts, State General Obligation, Series 2755-1, 144A, 15.218%, 8/1/2023, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (c)	20,000,000	21,399,000
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 17.96%, 8/1/2026, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series B, 5.0%, 10/1/2038 (c)	10,000,000	10,388,094
Trust: Massachusetts, State Health & Educational Facilities Authority Revenue, Series 3104, 144A, 13.683%, 10/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (c)	12,615,000	14,537,170
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 13.593%, 8/1/2031, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resources Authority, Series A, 5.0%, 8/1/2035 (c)	15,000,000	15,593,400
Trust: Massachusetts, State Water Resources Authority, Series 3690, 144A, 9.36%, 8/1/2035, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021, INS: AGMC (c)	10,000,000	12,229,900
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 19.75%, 8/1/2021, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $102,373,107)		107,322,739

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $487,990,803) †	112.0	502,566,636
Other Assets and Liabilities, Net	(12.0)	(53,895,924)

Net Assets	100.0	448,670,712

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT*	6.5%	9/1/2035	1,895,000	1,869,531	1,329,305
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT*	8.0%	9/1/2035	960,000	960,000	336,509
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C*	6.625%	7/1/2018	695,000	671,040	311,012
				3,500,571	1,976,826

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest.
**
These securities are shown at their current rate as of June 30, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2011.

†
The cost for federal income tax purposes was $488,728,003. At June 30, 2011, net unrealized appreciation for all securities based on tax cost was $13,838,633. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,061,185 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,222,552.

(a) At June 30, 2011, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
At June 30, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ Depreciation ($)

3/15/2012 3/15/2016	30,000,0001	Fixed — 2.597%	Floating — LIBOR	(488,217)	—	(488,217)
8/2/2011 8/2/2029	5,900,0002	Fixed — 3.849%	Floating — LIBOR	47,948	—	47,948
5/13/2012 5/13/2031	8,150,0003	Fixed — 4.231%	Floating — LIBOR	(70,331)	—	(70,331)
10/28/2011 10/28/2031	8,400,0004	Fixed — 3.75%	Floating — LIBOR	334,306	—	334,306
3/19/2012 3/19/2032	8,200,0004	Fixed — 4.379%	Floating — LIBOR	(271,821)	—	(271,821)
Total net unrealized depreciation					(448,115)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Barclays Bank PLC
3	Merrill Lynch & Co., Inc..
4	Citigroup, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(d)	$—	$502,566,636	$—	$502,566,636
Derivatives(e)	—	382,254	—	382,254
Total	$—	$502,948,890	$—	$502,948,890

Liabilities
Derivatives(e)	$—	$(830,369)	$—	$(830,369)
Total	$—	$(830,369)	$—	$(830,369)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(448,115)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax-Free Income Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011